PROPERTY AND EQUIPMENT (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Balance, beginning of the period	₺ 556,917	₺ 369,001
Balance, end of the period	502,743	556,917
Collateral, pledge or mortgage on tangible assets	0	0
Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	1,119,534	795,843
Additions	137,293	330,883
Disposals	(11,310)	(7,238)
Acquisition of subsidiary		46
Balance, end of the period	1,245,517	1,119,534
Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(562,617)	(426,842)
Additions	(184,062)	(142,191)
Disposals	3,905	6,416
Balance, end of the period	(742,774)	(562,617)
Motor vehicles | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	72,365	8,672
Additions	72	63,693
Balance, end of the period	72,437	72,365
Motor vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(13,581)	(5,456)
Additions	(14,195)	(8,125)
Balance, end of the period	(27,776)	(13,581)
Furniture and fixtures | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	828,757	590,989
Additions	125,247	244,960
Disposals	(10,538)	(7,238)
Acquisition of subsidiary		46
Balance, end of the period	943,466	828,757
Furniture and fixtures | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(411,252)	(311,732)
Additions	(138,579)	(105,936)
Disposals	3,349	6,416
Balance, end of the period	(546,482)	(411,252)
Leasehold improvements | Cost
PROPERTY AND EQUIPMENT
Balance, beginning of the period	218,412	196,182
Additions	11,974	22,230
Disposals	(772)
Balance, end of the period	229,614	218,412
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Balance, beginning of the period	(137,784)	(109,654)
Additions	(31,288)	(28,130)
Disposals	556
Balance, end of the period	₺ (168,516)	₺ (137,784)